Investment and Mortgage-Backed Securities, Held to Maturity (Schedule of investment and mortgage-backed securities held to maturity) (Details)	12 Months Ended
	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	May 29, 2015 USD ($) investment
Schedule of Held-to-maturity Securities [Line Items]
Held-to-maturity Securities, Continuous Unrealized Loss Position, Less than Twelve Months, Fair Value	$ 15,447,596
Held to maturity, gross unrealized gains	63,342
Held to maturity, gross unrealized losses	276,246
Held to Maturity, Number of securities transferred from AFS | investment			22
Held To Maturity, Amortized Cost	25,583,956	$ 29,873,098
Fair Value of Investment And Mortgage-Backed Securities Held To Maturity	25,371,052	$ 0	$ 32,800,000
Held to maturity, unrealized gain	602,000
Held-to-maturity Securities, Continuous Unrealized Loss Position, Less than 12 Months, Aggregate Loss	276,246
Held-to-maturity Securities, Continuous Unrealized Loss Position, Twelve Months or Longer, Fair Value	0
Held-to-maturity Securities, Continuous Unrealized Loss Position, 12 Months or Longer, Aggregate Loss	0
Held-to-maturity Securities, Continuous Unrealized Loss Position, Fair Value	15,447,596
Held-to-maturity Securities, Continuous Unrealized Loss Position, Aggregate Loss	276,246
Held-to-maturity Securities Pledged as Collateral	23,200,000
Held to maturity pledged as collateral, fair value	23,000,000
US Government Agencies Debt Securities [Member]
Schedule of Held-to-maturity Securities [Line Items]
Fair Value of Investment And Mortgage-Backed Securities Held To Maturity	16,200,000
Held-to-maturity Securities	16,300,000
Mortgage-backed Securities, Issued by US Government Sponsored Enterprises [Member]
Schedule of Held-to-maturity Securities [Line Items]
Held-to-maturity Securities, Continuous Unrealized Loss Position, Less than Twelve Months, Fair Value	15,447,596
Held to maturity, gross unrealized gains	63,342
Held to maturity, gross unrealized losses	276,246
Fair Value of Investment And Mortgage-Backed Securities Held To Maturity	25,371,052
Held-to-maturity Securities	25,583,956
Held-to-maturity Securities, Continuous Unrealized Loss Position, Less than 12 Months, Aggregate Loss	276,246
Held-to-maturity Securities, Continuous Unrealized Loss Position, Twelve Months or Longer, Fair Value	0
Held-to-maturity Securities, Continuous Unrealized Loss Position, 12 Months or Longer, Aggregate Loss	0
Held-to-maturity Securities, Continuous Unrealized Loss Position, Fair Value	15,447,596
Held-to-maturity Securities, Continuous Unrealized Loss Position, Aggregate Loss	$ 276,246